United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/19

Date of Reporting Period: 09/30/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2019
Share Class | Ticker	A | FMUUX	Institutional | FMUSX	R6 | FMULX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Municipal Ultrashort Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2018 through September 30, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Municipal Ultrashort Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2019, was 1.59% for the Class A Shares, 2.04% for the Institutional Shares and 2.05% for the Class R6 Shares.1 The 2.04% total return for the Institutional Shares for the reporting period consisted of 1.74% of tax-exempt dividend income and price appreciation of 0.30% in the net asset value of the shares.2,3 The total return of the Bloomberg Barclays 1-Year U.S. Municipal Bond Index (B1MB),4 the Fund's broad-based securities market index, was 2.64% and the total return of the Lipper Short Municipal Debt Funds Average (LSMDFA),5 a peer group average of short-term bond funds with durations of less than three years, was 2.90% during the same period. The total return of a 50/50 blend (Blended Index)6 of the B1MB and the Lipper Tax-Exempt Money Market Funds Average, which would approximate a 0.75 year average duration, was 1.88% during the same period. The Fund's and the LSMDFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses that were not reflected in the total return of the B1MB.
During the reporting period, the Fund's investment strategy focused on: (a) the effective duration7 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as “sectors”); and (d) the credit quality8 and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the Fund's performance relative to the B1MB during the reporting period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, 10-year U.S. Treasury yields decreased from a high of 3.24% in November 2018 to a low of 1.46% in September 2019, and ended the period at 1.67%, averaging 2.45%.
Economic activity in the U.S. expanded at a moderate pace despite the global economic and financial setbacks during the reporting period. Early in the period, the slope of the U.S. Treasury curve was unusually flat by historical standards, which in the past has often been associated with a deterioration in future macroeconomic performance. By the end of 2018, the front end of the curve began to invert and remained so in 2019, as investors began to price in the need for the Federal Reserve (the “Fed”) to begin to ease monetary policy to combat decelerating U.S. economic growth.
Annual Shareholder Report

Inflation showed signs of picking up during the reporting period although it continued to run generally at or below the 2% target inflation rate of the Fed. Inflation readings have been held down so far this year due to factors such as low energy prices, moderate growth and softer inflation abroad as well as strong appreciation in the U.S. dollar despite strengthening labor market conditions and rising input costs for industry. The Fed's decision to raise the federal funds' target rate by 0.25% late in December 2018 was mostly anticipated by the markets but hotly debated in the midst of a 15% equity market correction. In determining the size and timing of changes in the federal funds' target rate, changes in the Federal Open Market Committee's (FOMC) indicators of maximum employment and a 2% inflation target are essential. Late in the second half of the reporting period, the Fed began to recognize the implications of global developments on the economic outlook as well as business investment and trade disruptions and cut the target rate by 25 basis points in July and once again in September to end the period at a 1.75% to 2.0% target rate range.
Over the reporting period, the labor market continued to strengthen with the unemployment rate declining to a 50-year low, and economic activity expanded at a moderate pace. The availability of economic data was more limited than usual because of the partial federal government shutdown that extended from December 2018 to January 2019. Consumers continued to spend at a strong rate and were supported by the strong job market and rising income. Positive signals regarding trade policy, solid economic data releases and communications from the FOMC participants led to an improvement in risk sentiment; however, recent data suggested that foreign economic growth was more subdued, especially in the Euro area, and that the Chinese economy expanded at a slower pace than earlier in the year having been heavily affected by United States' tariffs on imports.
Housing starts and building permits remained strong due in part to the sharp decline in mortgage rates during the period and somewhat slower house price appreciation. However, downside risks included foreign and domestic government policy uncertainties, including those associated with Brexit. The escalation of U.S. trade conflicts with China has had a significant impact on equity and fixed-income markets. Those impacts are related to concerns about U.S. and world GDP growth going forward, impacts to consumer and investor sentiment and any reactions by the Fed concerning monetary policy in the future.
Municipal credit quality continued to be generally stable during the reporting period. Generally, state and local tax revenues remained stable but pension challenges remain a focal point for states such as Connecticut, New Jersey, Illinois and several major cities. The municipal bond market's technical (supply and demand) position was very favorable over the reporting period. The issuance of municipal debt in 2018 and into 2019 was relatively comparable to previous periods, even though the ability to advance refund existing debt
Annual Shareholder Report

became disallowed. Flows from investors into short, intermediate, long and high-yield municipal bond funds were strongly positive and broad-based for a significant portion of the reporting period. Over the reporting period, the municipal yield curve declined significantly and flattened as yields on intermediate and longer maturities (5 to 30 years) fell more than short maturity yields (1 to 5 years).
DURATION
The Fund is an ultrashort tax-exempt municipal bond fund and pursues a low price volatility strategy. As such, the Fund's typical dollar-weighted average duration is constrained by its prospectus to one year or less with the typical operating range from four months to one year. As determined at the end of the reporting period, the Fund's dollar-weighted average duration was 0.75 years. The duration of the B1MB (which contains only bonds with maturities from one to two years) was 1.37 years at the end of the reporting period.
Beginning in December 2018, short-term ”AAA”-rated municipal yields (1- and 5-year maturities) declined steadily by 107 basis points and 141 basis points, respectively, before bottoming in August at 0.94% and rebounding to finish the period at 1.28% on more moderate expectations regarding the extent of future Fed rate cuts.
The seven-day SIFMA rate, a proxy for weekly municipal variable-rate demand note (MVRDN) yields and the base coupon index for many municipal floating-rate notes (MFRNs) held in the Fund, averaged 1.56% over the reporting period but ranged from 1.18% to 2.30%. The 1-month ICE LIBOR Index, a base index for some of the MFRNs in the Fund, moved from 2.27% at the beginning of the period to a high of 2.53% in December before declining to 2.02% at the end of the reporting period.
With short-term interest rates declining, the Fund's duration was lengthened from 0.38 years to 0.75 years over the period in order to capture total return performance and lock in higher fixed-rate yields before they declined with the Fed rate cuts. This decision helped the total return performance of the Fund versus the B1MB, but with the structural duration differential of the index versus the Fund and the significant decline in rates, the Fund lagged in price performance versus the B1MB.
As part of the duration positioning of the Fund and in anticipation of the Fed rate cuts, the floating-rate/variable-rate percentage of the fund was cut from 70-75% to 50-55% over the period. However, the Fund's holdings of MVRDNs and MFRNs produced above average income over the period. For example, MFRNs, which comprised about 35% of the Fund, had an average coupon rate of 2.14% at the end of the reporting period. This coupon income was significantly higher than comparable maturity fixed-rate yields in the market over the period and was 0.86% higher at the end of the period.
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Maturity/Yield Curve
During the reporting period, the municipal yield curve flattened significantly as yields on intermediate and long maturity bonds (five years and longer) declined more than yields on bonds with shorter maturities.
Because the Fund pursues an ultrashort duration strategy to seek to provide income exempt from federal regular income tax, the Fund was managed during the reporting period with an intention of maintaining a barbell structure consisting of: 50% to 60% weighting in very short-term maturity securities such as tax-exempt weekly reset MVRDNs and weekly and monthly reset MFRNs and 40% to 50% weighting in tender option bonds, tax-exempt fixed-rate municipal notes and fixed-rate municipal bonds with durations generally from three months to five years.
The B1MB contains only bonds with maturities greater than one year but less than two years, and it does not contain any bonds with less than one year remaining to maturity nor does it include MVRDNs and MFRNs. The Fund's portfolio of 35% to 40% in MFRNs and 15% to 20% in MVRDNs underperformed the longer maturity bonds contained in the B1MB (1-to-2-year maturities) during the reporting period, but contributed to lower price volatility within the portfolio.
SECTOR ALLOCATION
During the reporting period, the Fund received a positive contribution from sector allocation relative to the B1MB. The Fund maintained a higher portfolio allocation, relative to the B1MB, to securities issued by hospitals, life care, transportation, tobacco, industrial development and pollution control revenue entities (corporate obligors and investor-owned electric and gas utilities). These allocations helped the Fund's performance due to the outperformance of these sectors relative to the B1MB.
The Fund was significantly underweight, compared to the B1MB, in pre-refunded bonds (which are bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account), and since this sector was an underperformer and a 28% weight within the B1MB, this decision positively affected Fund performance relative to the B1MB during the reporting period.
Overall, security selection decisions had a significant and positive impact to the Fund's performance relative to the B1MB during the reporting period. The Fund's holdings of State of Illinois general obligation debt, hospital bonds issued by Partners Healthcare Systems and Ascension Health Alliance, life care bonds issued by Mirabella at ASU and Ingleside at King Farm, airport bonds issued by Clark County, Nevada (McCarran International Airport), electric utility bonds backed by Mississippi Power and toll road bonds such as Pennsylvania State Turnpike Commission were all significant outperformers relative to the B1MB. The Fund had no exposure to Puerto Rico or its authorities over the reporting period.
Annual Shareholder Report

CREDIT QUALITY
During the reporting period, investor appetite for yield in the low interest rate environment along with strong municipal bond fund inflows resulted in outperformance of bonds rated “A” and “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (“AA and “AAA”) (or unrated bonds of comparable quality). Bonds in the noninvestment-grade category, below “BBB,” also outperformed the higher rating categories.
The Fund's overweight position, relative to the B1MB, in “A”, “BBB” and “MIG-2/SP-2” (or unrated comparable quality) debt during the reporting period had a significant and positive impact on the Fund's performance. The Fund's underweight position in bonds rated “AAA” and “AA” (or unrated comparable quality) also made a positive contribution to performance as bonds in these ratings categories underperformed within the B1MB. The Fund's small exposure to noninvestment-grade (“B” or “BB) debt also added positive excess return relative to the B1MB, which only includes investment-grade debt.
1	The Fund's Class R6 Shares commenced operations on May 29, 2019. For the period prior to the commencement of operations of the Class R6 Shares, the Class R6 Shares performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
2	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
3	Income may be subject to the federal alternative minimum tax, as well as state and local taxes.
4	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the B1MB.
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5	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LSMDFA.
6	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
8	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (the “Fund”) from September 30, 2009 to September 30, 2019, compared to the Bloomberg Barclays 1-Year U.S. Municipal Bond Index (B1MB),2 the Lipper Short Municipal Debt Funds Average (LSMDFA)3 and a 50/50 blended index (Blended Index) of the B1MB and Lipper Tax-Exempt Money Market Funds Average.2,3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2019
■	Total returns shown for Class A include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2019
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-0.41%	0.15%	0.39%
Institutional Shares	2.04%	1.02%	1.04%
Class R6 Shares[4]	2.05%	1.02%	1.04%
B1MB	2.64%	1.09%	1.10%
LSMDFA	2.90%	1.04%	1.17%
Blended Index	1.88%	0.79%	0.67%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charge. For Class A Shares, the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The B1MB, the LSMDFA and the Blended Index have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The B1MB is the one-year (1-2) component of the Bloomberg Barclays U.S. Municipal Bond Index. The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The B1MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. The B1MB is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Class R6 Shares commenced operations on May 29, 2019. For the period prior to the commencement of operations of the Class R6 Shares, the Class R6 Shares performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	15.4%
Industrial Development Bond/Pollution Control Revenue	14.4%
Hospital	13.6%
General Obligation—State	7.1%
Prepaid Gas Utility	6.7%
Electric & Gas	6.0%
Toll Road	5.0%
Other Transportation	4.1%
Higher Education	3.9%
Water & Sewer	3.8%
Other[2]	22.0%
Other Assets and Liabilities—Net[3]	(2.0)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 80.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2019
Principal Amount			Value
		MUNICIPAL BONDS—83.9%
		Alabama—3.9%
$1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2020	$ 1,523,850
1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	1,298,938
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,511,141
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,621,530
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 2.300% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,266,450
15,500,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	16,098,765
30,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARNs, (Assured Guaranty Corp. INS), 1.980%, 10/4/2019	30,325,000
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,654,891
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 2.250% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,808,000
		TOTAL	108,108,565
		Alaska—0.9%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,228,427
		Arizona—2.7%
26,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	30,409,545
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.800%, Mandatory Tender 5/21/2020	7,003,500
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B) TOBs, 1.600%, Mandatory Tender 5/21/2020	1,100,550
26,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 1.520%, Mandatory Tender 11/1/2019	26,695,461
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	$5,054,150
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,078,000
		TOTAL	74,341,206
		California—5.0%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 2.173% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	9,366,830
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 1.793% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	10,000,300
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.662% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,995,500
10,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-3) FRNs, 1.866% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 4/1/2020	10,009,000
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 2.088% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	50,136,500
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 1.870% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,502,025
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 1.960% (SIFMA 7-day +0.380%), Mandatory Tender 12/1/2022	25,033,500
5,050,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.210% (SIFMA 7-day +0.630%), Mandatory Tender 1/15/2020	5,054,292
7,250,000		Southern California Public Power Authority (Power Projects) (Southern California Public Power Authority—Magnolia Power Project A), Refunding Revenue Bonds (Series 2017-1) TOBs, 2.000%, Mandatory Tender 7/1/2020	7,268,995
		TOTAL	139,366,942
		Colorado—1.3%
5,915,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 1.900% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,919,495
8,495,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 2.322% (1-month USLIBOR x 0.70 +0.860%), Mandatory Tender 11/15/2019	8,499,078
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.421% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	$6,053,280
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 1.791% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,999,200
8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1) TOBs, 4.000%, Mandatory Tender 3/1/2020	8,510,625
		TOTAL	36,981,678
		Connecticut—0.7%
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,060,350
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.230% (SIFMA 7-day +0.650%), 3/1/2020	6,367,456
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.330% (SIFMA 7-day +0.750%), 3/1/2021	4,021,480
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.430% (SIFMA 7-day +0.850%), 3/1/2022	3,090,378
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.480% (SIFMA 7-day +0.900%), 3/1/2023	1,515,150
		TOTAL	20,054,814
		Florida—2.0%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	776,039
34,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail), Surface Transportation Facility Revenue Bonds (Series 2019B) TOBs, (United States Treasury GTD), 1.900%, Optional Tender 3/17/2020	34,027,540
3,600,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.600%, Mandatory Tender 10/2/2019	3,599,964
1,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.600%, Mandatory Tender 10/20/2019	999,990
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,083,450
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,364,400
		TOTAL	54,851,383
		Georgia—3.7%
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2019	1,106,061
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,039,030
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	$1,205,314
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,121,443
10,000,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 2013) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,921,600
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,768,809
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,913,300
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.530% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	22,503,600
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.150% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	22,131,120
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,377,490
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,513,075
20,100,000	[1]	Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2013B) FRNs, 2.000% (SIFMA 7-day +0.330%), Mandatory Tender 8/16/2022	20,139,597
		TOTAL	104,740,439
		Hawaii—0.8%
6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.900% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	6,500,520
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.900% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	8,000,640
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.900% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,500,600
		TOTAL	22,001,760
		Illinois—1.8%
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2019	3,258,808
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	$4,145,080
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,273,080
1,375,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2020	1,388,406
1,705,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,746,210
10,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,299,400
5,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,285,400
8,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,613,520
5,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,561,550
2,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,110,040
3,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,235,050
	TOTAL	49,916,544
	Indiana—1.0%
6,000,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,105,960
6,655,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	6,652,205
1,685,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,684,292
3,000,000	Indiana State EDA (Republic Services, Inc.), (Series 2012) TOBs, 1.400%, Optional Tender 12/2/2019	2,999,340
7,650,000	Indiana State EDA (Republic Services, Inc.), (Series A) TOBs, 1.400%, Optional Tender 12/2/2019	7,648,317
2,000,000	Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	1,985,720
2,250,000	Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,233,935
	TOTAL	29,309,769
	Iowa—0.2%
2,530,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	2,565,977
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 1.880% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	$3,993,920
		TOTAL	6,559,897
		Kansas—0.1%
3,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	2,999,790
		Kentucky—0.9%
2,200,000		Kentucky Economic Development Finance Authority (Republic Services, Inc.), (Series A) TOBs, 1.400%, Optional Tender 12/2/2019	2,199,516
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,658,080
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,841,120
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,534,800
		TOTAL	26,233,516
		Louisiana—0.4%
12,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	12,024,960
		Maryland—0.2%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-45 (Series 2017C-3), 2.500%, 11/1/2024	6,002,460
		Massachusetts—2.1%
1,420,000		Leicester, MA BANs, 2.350%, 2/14/2020	1,424,459
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,893,400
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.000% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	11,004,510
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.080% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,002,640
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.060% (SIFMA 7-day +0.480%), Mandatory Tender 1/29/2020	7,651,453
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,559,560
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	$6,344,625
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 1.812% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,001,840
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,213,363
3,015,000		Seekonk, MA BANs, 2.290%, 2/15/2020	3,026,789
		TOTAL	58,122,639
		Michigan—2.9%
18,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019a-1) RANs, 4.000%, 8/20/2020	18,420,120
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,076,800
13,030,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 1.791% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	13,038,469
20,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015MI) FRNs, 1.911% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	20,085,200
11,990,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.623% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	12,072,731
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,942,120
		TOTAL	80,635,440
		Minnesota—0.8%
7,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue Bond Anticipation Notes (Series 2018), 2.750%, 12/1/2019	7,002,590
9,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2019), 2.000%, 8/1/2020	9,019,710
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.010% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,964,370
		TOTAL	22,986,670
		Mississippi—1.1%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,866,483
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—continued
$22,500,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	$22,445,100
		TOTAL	30,311,583
		Missouri—0.9%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	9,947,000
15,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2019), 1.500%, 3/1/2021	15,009,450
		TOTAL	24,956,450
		Montana—0.6%
12,630,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.130% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,611,813
3,400,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 2.030% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,399,864
		TOTAL	16,011,677
		Multi State—1.4%
1,754,195	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 2.630% (SIFMA 7-day +1.050%), 12/31/2019	1,754,668
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 2.830% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
28,185,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 2.380% (SIFMA 7-day +0.800%), 11/30/2021	28,185,000
		TOTAL	37,874,668
		Nevada—1.4%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	28,652,130
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,391,120
2,600,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.) TOBs, 1.875%, Mandatory Tender 12/2/2019	2,600,572
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,929,230
		TOTAL	40,573,052
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—0.6%
$10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 2.330% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	$9,980,800
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,509,405
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,022,080
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,011,000
		TOTAL	17,523,285
		New Jersey—7.3%
14,119,074		Asbury Park, NJ BANs, 3.250%, 1/24/2020	14,195,035
23,979,922		Belleville, NJ BANs, 2.500%, 5/15/2020	24,100,781
3,404,050		Bound Brook Borough, NJ BANs, 2.000%, 8/7/2020	3,413,479
2,600,000		Camden, NJ, (Series 2019) BANs, 2.250%, 8/14/2020	2,604,888
3,050,000		Dunellen, NJ BANs, 2.000%, 6/12/2020	3,058,388
3,775,000		Harmony Township, NJ BANs, 2.500%, 4/16/2020	3,793,233
1,075,000		Helmetta, NJ, (Series A) BANs, 2.500%, 5/7/2020	1,079,848
6,000,000		Keansburg, NJ BANs, 2.000%, 2/7/2020	6,013,320
6,250,000		Lyndhurst Township, NJ BANs, 1.875%, 9/10/2020	6,272,375
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.580% (SIFMA 7-day +1.000%), Mandatory Tender 12/15/2019	25,008,250
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.942% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,015,190
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.922% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	30,033,000
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 2.212% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,130,800
14,830,000		North Wildwood, NJ BANs, 1.500%, 8/21/2020	14,828,665
4,842,000		Paulsboro, NJ, (Series B) BANs, 2.750%, 4/8/2020	4,873,183
3,154,000		Pleasantville, NJ, (Series C) BANs, 2.000%, 1/15/2020	3,157,753
2,275,000		Raritan Township, NJ BANs, 2.000%, 6/18/2020	2,284,805
3,077,200		Roxbury Township, NJ BANs, 3.000%, 3/6/2020	3,096,494
3,563,035		South Toms River, NJ BANs, 2.750%, 5/22/2020	3,588,154
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$3,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2020	$3,069,030
3,500,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,698,485
2,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,177,140
6,610,850	Union Beach, NJ BANs, 3.250%, 2/21/2020	6,656,201
6,429,751	Wallington, NJ BANs, 1.500%, 8/21/2020	6,429,172
2,714,222	West Wildwood, NJ BANs, 3.000%, 3/20/2020	2,731,539
	TOTAL	203,309,208
	New Mexico—1.4%
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	5,013,400
15,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	17,487,600
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,051,690
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,074,300
1,150,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,260,331
1,685,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,879,466
1,475,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2020	1,496,830
1,200,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	1,247,112
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,062,530
1,100,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,193,192
1,600,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,767,536
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	$4,159,409
		TOTAL	38,693,396
		New York—8.8%
3,022,529		Argyle, NY Central School District, (Series 2019) BANs, 2.250%, 6/5/2020	3,037,521
5,720,000		Cortland, NY Enlarged City School District BANs, 2.000%, 6/26/2020	5,738,704
33,056,850		East Ramapo, NY Central School District BANs, 2.750%, 3/31/2020	33,248,580
7,000,000		East Ramapo, NY Central School District TANs, 2.000%, 10/29/2019	7,002,380
1,896,000		Elma, NY BANs, 2.000%, 8/6/2020	1,899,640
10,540,000		Genesee Valley, NY Central School District BANs, 2.000%, 6/23/2020	10,581,738
2,950,000		Hastings, NY BANs, 2.000%, 7/2/2020	2,958,555
5,000,000		Hempstead Union Free School District, NY TANs, 2.500%, 6/25/2020	5,032,600
3,475,947		Lakeland, NY Central School District of Shrub Oak BANs, 2.000%, 8/21/2020	3,492,458
18,000,000		Long Beach, NY, (2019 Series D) BANs, 1.750%, 2/7/2020	18,005,940
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 2.212% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,058,680
12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	11,981,880
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 2.030% (SIFMA 7-day +0.450%), Mandatory Tender 11/1/2019	3,000,060
3,470,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.030% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	3,464,240
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.530% (SIFMA 7-day +0.950%), 11/1/2019	15,007,950
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs, (Assured Guaranty Municipal Corp. INS), 2.011% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	10,008,400
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 2.121% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	9,028,080
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.100% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2020	$10,009,800
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.950% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,882,120
10,000,000		New York City, NY, (Series C-4) ARNs, (Assured Guaranty Corp. INS), 1.940%, 10/4/2019	10,000,000
4,110,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 2) TOBs, (New York State Mortgage Agency GTD), 1.800%, Mandatory Tender 5/1/2020	4,110,575
4,360,599		Oneida, NY Public Library District BANs, 2.250%, 7/10/2020	4,372,896
4,930,779		Ossining (Village of), NY BANs, 2.000%, 9/25/2020	4,953,806
5,000,000		Salmon River, NY CSD RANs, 2.000%, 6/26/2020	5,015,250
5,731,700		Scio, NY Central School District BANs, 1.500%, 6/26/2020	5,727,917
9,810,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 2.100% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	9,864,936
4,655,000		Wayland, NY BANs, 2.750%, 5/22/2020	4,686,282
2,700,000		Whitesville, NY CSD, (Series 2019) BANs, 2.000%, 6/17/2020	2,708,343
1,780,000		Windham, NY, (Series A) BANs, 2.000%, 5/20/2020	1,784,254
		TOTAL	246,663,585
		North Carolina—1.0%
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	851,139
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 1.500%, Mandatory Tender 12/16/2019	6,247,063
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 1.844% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	20,005,000
		TOTAL	27,103,202
		Ohio—2.0%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.330% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	6,209,033
5,300,000		Bay Village, OH, (Series 2019) BANs, 2.500%, 6/5/2020	5,334,450
1,000,000		Coshocton, OH BANs, 3.000%, 2/20/2020	1,005,390
3,500,000		Indian Valley Local School District (Tuscarawas County) OH BANs, 2.500%, 2/11/2020	3,512,880
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,270,000		Lake County, OH BANs, 3.000%, 4/2/2020	$1,279,766
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,285,200
1,220,000		Marysville, OH, (Series C) BANs, 2.250%, 8/20/2020	1,227,369
2,255,000		North Olmsted, OH BANs, 3.000%, 4/9/2020	2,272,296
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 1.882% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	12,991,160
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,045,960
3,375,000		Rocky River, OH BANs, 2.000%, 9/24/2020	3,392,989
1,035,000		Tiffin, OH BANs, 2.500%, 6/19/2020	1,041,603
2,550,000		Twinsburg, OH BANs, 3.000%, 2/27/2020	2,565,683
4,200,000		Youngstown, OH BANs, 3.000%, 7/9/2020	4,231,962
		TOTAL	55,395,741
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	3,116,560
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,204,114
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,732,710
		TOTAL	7,053,384
		Pennsylvania—8.1%
8,140,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 1.912% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,141,140
9,995,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 1.912% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,996,399
12,000,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 2.160% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	11,998,200
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,489,567
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.691% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,320,700
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.741% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	$1,500,225
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.841% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,852,091
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.890% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,405,576
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.300% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,000
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,029,440
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 1.540% (SIFMA 7-day +0.260%), 11/1/2021	1,100,044
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 1.740% (SIFMA 7-day +0.460%), 11/1/2023	1,199,760
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.810% (1-month USLIBOR x 0.67 +0.410%), 11/1/2019	1,000,000
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.900% (1-month USLIBOR x 0.67 +0.500%), Mandatory Tender 11/1/2019	4,000,040
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.980% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	8,023,440
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.502% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,007,280
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 1.600%, Mandatory Tender 1/2/2020	50,000,000
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,157,714
10,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A) TOBs, 1.750%, Mandatory Tender 8/1/2024	9,944,000
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.002% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,006,900
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.080% (SIFMA 7-day +0.500%), 12/1/2021	$4,015,080
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.280% (SIFMA 7-day +0.700%), 12/1/2023	5,065,950
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.460% (SIFMA 7-day +0.880%), 12/1/2020	4,023,160
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 2.180% (SIFMA 7-day +0.600%), 12/1/2023	10,103,600
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,548,186
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	861,135
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 2.140% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	40,012,400
4,220,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 2.271% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,224,431
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 2.180% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,747,907
		TOTAL	225,774,365
		South Carolina—2.0%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 1.807% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,502,250
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.260% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,025,000
4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	4,508,955
24,885,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 1.850% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,869,322
		TOTAL	56,905,527
		Tennessee—0.2%
4,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	5,178,375
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—11.9%
$1,450,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2019	$1,456,032
5,000,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2020	5,194,600
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,892,301
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,764,675
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,426,513
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,963,380
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,123,600
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	3,974,200
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	4,986,450
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,340,200
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,495,719
6,875,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	6,956,537
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,653,990
13,625,000		Goose Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 10/1/2020	13,829,239
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.160% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,006,000
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.330% (SIFMA 7-day +0.750%), 6/1/2020	$2,006,080
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.410% (SIFMA 7-day +0.830%), 6/1/2021	3,734,783
20,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2015B) FRNs, 1.955% (SIFMA 7-day +0.375%), Mandatory Tender 4/1/2021	19,992,400
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.246% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 6/1/2020	10,011,600
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.480% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,002,650
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 1.792% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	5,000,250
7,000,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2014A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 6/1/2022	7,166,180
6,400,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 1.770% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,395,392
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,596,910
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	7,005,670
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 2.380% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	9,998,300
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,756,254
54,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (United States Treasury GTD), 1.900%, Mandatory Tender 10/3/2019	54,000,540
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	$4,186,000
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	5,003,250
5,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Put Bonds (Series 2015-A) TOBs, 5.000%, Mandatory Tender 4/1/2020	5,086,600
90,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	92,154,600
		TOTAL	334,160,895
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	15,950,080
		Virginia—1.4%
6,705,000		Amelia County, VA IDA (Waste Management, Inc.), (Series 2002) TOBs, 2.125%, Mandatory Tender 4/1/2020	6,724,377
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,737,060
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,045,810
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,528,395
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	4,997,350
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,559,180
		TOTAL	39,592,172
		Washington—1.3%
5,695,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 1.980% (SIFMA 7-day +0.400%), Mandatory Tender 12/1/2019	5,695,285
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	5,014,850
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 2.070% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,025,950
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,849,000
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.471% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	$10,066,900
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 2.630% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,095,620
		TOTAL	35,747,605
		Wisconsin—0.3%
4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Academy Foundation, Inc.), Loan Anticipation Notes (Series 2017), 2.300%, 10/1/2019	4,000,000
4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and Bond Anticipation Notes (Series 2017A), 2.650%, 11/1/2020	4,502,025
		TOTAL	8,502,025
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,341,696,256)	2,346,747,174
	[1]	SHORT-TERM MUNICIPALS—18.1%
		Alabama—0.0%
150,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.000%, 10/3/2019	150,000
		California—2.7%
75,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 1.880%, 10/1/2019	75,000,000
		Georgia—1.5%
12,890,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.820%, 10/1/2019	12,890,000
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.090%, 10/3/2019	5,440,000
16,500,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.780%, 10/3/2019	16,500,000
1,850,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.800%, 10/1/2019	1,850,000
6,000,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (1st Series Remarketing 2019) Daily VRDNs, 1.780%, 10/1/2019	6,000,000
		TOTAL	42,680,000
		Kansas—0.8%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 1.800%, 10/2/2019	5,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kansas—continued
$16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 1.800%, 10/2/2019	$16,000,000
		TOTAL	21,000,000
		Kentucky—0.5%
15,400,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.880%, 10/1/2019	15,400,000
		Michigan—0.3%
7,575,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (2015-XF0241) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 1.830%, 10/3/2019	7,575,000
		Multi State—1.1%
16,100,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 1.930%, 10/1/2019	16,100,000
15,000,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 1.930%, 10/1/2019	15,000,000
		TOTAL	31,100,000
		New Jersey—0.9%
11,515,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 1.880%, 10/4/2019	11,515,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs, (Valley National Bank LOC), 1.880%, 10/4/2019	6,835,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs, (Valley National Bank LOC), 1.880%, 10/4/2019	6,835,000
		TOTAL	25,185,000
		New York—1.1%
31,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Weekly VRDNs, 1.880%, 10/1/2019	31,500,000
		Ohio—0.5%
14,490,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 1.780%, 10/3/2019	14,490,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 1.790%, 10/3/2019	500,000
		TOTAL	14,990,000
		Pennsylvania—1.2%
34,795,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Variable Rate Remarketed Obligations (Series 2015B) Weekly VRENs, 1.780%, 10/3/2019	34,795,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—5.3%
$59,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 1.820%, 10/2/2019	$59,200,000
11,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.870%, 10/1/2019	11,200,000
700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.760%, 10/1/2019	700,000
16,025,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.730%, 10/2/2019	16,025,000
51,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.740%, 10/2/2019	51,500,000
10,000,000		Trinity River, TX Public Facilities Authority (Patriot Pointe LP), Tender Option Bond Trust Certificates (Series 2019-XF1083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.930%, 10/3/2019	10,000,000
		TOTAL	148,625,000
		Utah—0.4%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.930%, 10/3/2019	10,000,000
		Virginia—0.4%
10,000,000		Farmville, VA IDA (Longwood University Real Estate Foundation, Inc.), (Series DBE-8039) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.930%, 10/3/2019	10,000,000
		Wisconsin—1.4%
38,030,000		Public Finance Authority, WI Special Facilities (Austin FBO LLC), Golden Blue 3a7 (Series 2018-015) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 2.080%, 10/3/2019	38,030,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $506,030,000)	506,030,000
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $2,847,726,256)[3]	2,852,777,174
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(55,132,600)
		TOTAL NET ASSETS—100%	$2,797,644,574
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.5% of the Fund's portfolio as calculated based upon total market value. (Unaudited)
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2019, these restricted securities amounted to $8,586,955, which represented 0.3% of total net assets.
Annual Shareholder Report

3	The cost of investments for federal tax purposes amounts to $2,847,608,039.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.98	$10.01	$9.99	$10.00	$10.05
Income From Investment Operations:
Net investment income	0.13	0.10	0.05	0.03	0.01
Net realized and unrealized gain (loss)	0.03	(0.03)	0.02	(0.01)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.07	0.07	0.02	(0.04)
Less Distributions:
Distributions from net investment income	(0.13)	(0.10)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$10.01	$9.98	$10.01	$9.99	$10.00
Total Return[1]	1.59%	0.65%	0.74%	0.21%	(0.35)%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%[2]	0.81%[2]	0.81%	0.80%
Net investment income	1.28%	0.94%	0.54%	0.30%	0.14%
Expense waiver/reimbursement[3]	0.13%	0.17%	0.17%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$626,570	$661,860	$799,292	$785,216	$1,021,204
Portfolio turnover	83%	87%	88%	29%	46%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.81%, 0.81% and 0.81% for the years ended September 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.98	$10.01	$9.99	$10.00	$10.05
Income From Investment Operations:
Net investment income	0.17	0.14	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.03	(0.03)	0.02	(0.01)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.11	0.12	0.07	0.01
Less Distributions:
Distributions from net investment income	(0.17)	(0.14)	(0.10)	(0.08)	(0.06)
Net Asset Value, End of Period	$10.01	$9.98	$10.01	$9.99	$10.00
Total Return[1]	2.04%	1.11%	1.19%	0.66%	0.10%
Ratios to Average Net Assets:
Net expenses	0.36%[2]	0.36%[2]	0.36%[2]	0.35%	0.35%
Net investment income	1.72%	1.39%	0.99%	0.75%	0.59%
Expense waiver/reimbursement[3]	0.08%	0.12%	0.12%	0.16%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,158,811	$1,711,181	$1,864,456	$1,518,382	$1,912,653
Portfolio turnover	83%	87%	88%	29%	46%
1	Based on net asset value.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36%, 0.36% and 0.36% for the years ended September 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended September 30	2019[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.05
Net realized and unrealized gain (loss)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.06
Less Distributions:
Distributions from net investment income	(0.05)
Net Asset Value, End of Period	$10.01
Total Return[2]	0.66%
Ratios to Average Net Assets:
Net expenses	0.34%[3,4]
Net investment income	1.52%[3]
Expense waiver/reimbursement[5]	0.07%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,263
Portfolio turnover	83%[6]
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.34% for the period ended September 30, 2019 after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2019
Assets:
Investment in securities, at value (identified cost $2,847,726,256)		$2,852,777,174
Cash		49,578
Income receivable		12,169,171
Receivable for shares sold		4,451,673
Receivable for investments sold		770,346
TOTAL ASSETS		2,870,217,942
Liabilities:
Payable for investments purchased	$66,404,784
Payable for shares redeemed	4,841,414
Income distribution payable	647,613
Payable for other service fees (Notes 2 and 5)	128,995
Payable for distribution services fee (Note 5)	103,242
Payable for investment adviser fee (Note 5)	20,204
Payable for administrative fee (Note 5)	9,634
Accrued expenses (Note 5)	417,482
TOTAL LIABILITIES		72,573,368
Net assets for 279,369,085 shares outstanding		$2,797,644,574
Net Assets Consists of:
Paid-in capital		$2,793,893,878
Total distributable earnings (loss)		3,750,696
TOTAL NET ASSETS		$2,797,644,574
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($626,570,155 ÷ 62,570,757 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.01
Offering price per share (100/98.00 of $10.01)		$10.21
Redemption proceeds per share		$10.01
Institutional Shares:
Net asset value per share ($2,158,811,271 ÷ 215,573,352 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.01
Offering price per share		$10.01
Redemption proceeds per share		$10.01
Class R6 Shares:
Net asset value per share ($12,263,148 ÷ 1,224,976 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.01
Offering price per share		$10.01
Redemption proceeds per share		$10.01
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2019
Investment Income:
Interest			$53,252,441
Expenses:
Investment adviser fee (Note 5)		$7,653,562
Administrative fee (Note 5)		2,039,214
Custodian fees		82,387
Transfer agent fees (Notes 2 and 5)		1,080,625
Directors'/Trustees' fees (Note 5)		21,241
Auditing fees		39,881
Legal fees		18,879
Distribution services fee (Note 5)		1,581,624
Other service fees (Notes 2 and 5)		1,580,481
Portfolio accounting fees		262,178
Share registration costs		129,863
Printing and postage		32,010
Miscellaneous (Notes 2 and 5)		(28,929)
TOTAL EXPENSES		14,493,016
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,863,666)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(474,136)
Reduction of custodian fees (Note 6)	(12,614)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,350,416)
Net expenses			12,142,600
Net investment income			41,109,841
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			251,580
Net change in unrealized depreciation of investments			7,081,922
Net realized and unrealized gain (loss) on investments			7,333,502
Change in net assets resulting from operations			$48,443,343
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,109,841	$31,966,623
Net realized gain (loss)	251,580	(1,615,624)
Net change in unrealized appreciation/depreciation	7,081,922	(3,940,292)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,443,343	26,410,707
Distributions to Shareholders (Note 2):
Class A Shares	(8,061,884)	(7,043,660)
Institutional Shares	(32,958,088)	(24,972,072)
Class R6 Shares[1]	(24,338)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,044,310)	(32,015,732)
Share Transactions:
Proceeds from sale of shares	2,076,124,921	1,634,848,545
Net asset value of shares issued to shareholders in payment of distributions declared	31,903,748	24,908,702
Cost of shares redeemed	(1,690,823,864)	(1,944,859,203)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	417,204,805	(285,101,956)
Change in net assets	424,603,838	(290,706,981)
Net Assets:
Beginning of period	2,373,040,736	2,663,747,717
End of period	$2,797,644,574	$2,373,040,736
1	The Fund's R6 Class commenced operations on May 29, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2019
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund's Class R6 Shares commenced operations on May 29, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense
Annual Shareholder Report

waivers, reimbursement and reduction of $2,350,416 is disclosed in various locations in this Note 2, Note 5 and Note 6. Included within Miscellaneous Expenses on the Statement of Operations is a refund of Pennsylvania Franchise Tax relating to prior periods. For the year ended September 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$272,120	$(41,673)
Institutional Shares	808,402	(116,512)
Class R6 Shares	103	—
TOTAL	$1,080,625	$(158,185)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended September 30, 2018, were from net investment income. Undistributed net investment income at September 30, 2018, was $23,497.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,580,481
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at September 30, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$4,500,000	$4,508,955
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,078,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended September 30	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	26,583,322	$265,714,842	29,264,339	$292,486,310
Shares issued to shareholders in payment of distributions declared	777,257	7,769,774	679,917	6,793,030
Shares redeemed	(31,076,910)	(310,582,739)	(43,544,068)	(435,136,632)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,716,331)	$(37,098,123)	(13,599,812)	$(135,857,292)
Annual Shareholder Report

Year Ended September 30	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	179,832,595	$1,797,664,458	134,312,460	$1,342,362,235
Shares issued to shareholders in payment of distributions declared	2,413,692	24,133,974	1,813,165	18,115,672
Shares redeemed	(138,057,658)	(1,379,782,844)	(151,082,136)	(1,509,722,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	44,188,629	$442,015,588	(14,956,511)	$(149,244,664)

	Period Ended 9/30/2019[1]		Year Ended 9/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,270,750	$12,745,621	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(45,774)	(458,281)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,224,976	$12,287,340	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	41,697,274	$417,204,805	(28,556,323)	$(285,101,956)
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from expiration of capital loss carryforwards.
For the year ended September 30, 2019, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(6,742)	$6,742
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$41,044,310	$32,015,732
Annual Shareholder Report

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$7,344
Net unrealized appreciation	$5,169,135
Capital loss carryforwards	$(1,425,783)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At September 30, 2019, the cost of investments for federal tax purposes was $2,847,608,039. The net unrealized appreciation of investments for federal tax purposes was $5,169,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,813,911 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,644,776.
As of September 30, 2019, the Fund had a capital loss carryforward of $1,425,783 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$971,281	$454,502	$1,425,783
Capital loss carryforwards of $6,742 expired during the year ended September 30, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the Adviser fee was 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended September 30, 2019, the Adviser voluntarily waived $1,863,666 of its fee and voluntarily reimbursed $158,185 of transfer agent fees.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. During year ended September 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,581,624	$(315,951)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2019, FSC retained $633,490 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2019, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended September 30, 2019, FSSC received $939 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Interfund Transactions
During the year ended September 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $468,910,000 and $616,440,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee limits disclosed above for the referenced share classes were 0.81%, 0.36% and 0.34%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended September 30, 2019, the Fund's expenses were reduced by $12,614 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2019, were as follows:
Purchases	$1,169,419,831
Sales	$606,426,947
Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2019, the Fund had no outstanding loans. During the year ended September 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the year ended September 30, 2019, the program was not utilized.
10. subsequent Event
On November 14, 2019, the Directors approved the following to be effective December 1, 2019: (a) the elimination of the maximum 2% sales charge (load) imposed on Class A Share purchases (as a percentage of offering price) and all breakpoint discounts, (b) a reduction in the Class A Share distribution services fee from 0.25% to 0.00%, and (c) the Fund will incur or pay up to 0.15% of the maximum 0.25% of other service fees for the Class A Shares of the Fund. The Class A Shares of the Fund will not incur or pay such other service fees to exceed 0.15% until such time as subsequently approved by the Directors.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2019, 100% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federated Fixed Income Securities, Inc. and ShareHolders of Federated Municipal Ultrashort Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Ultrashort Fund (the “Fund”), a portfolio of Federated Fixed Income Securities, Inc., as of September 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
November 21, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,008.20	$4.08[2]
Institutional Shares	$1,000.00	$1,009.40	$1.81
Class R6 Shares	$1,000.00	$1,009.50	$1.17[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.01	$4.10[2]
Institutional Shares	$1,000.00	$1,023.26	$1.83
Class R6	$1,000.00	$1,023.36	$1.72[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.81%
Institutional Shares	0.36%
Class R6 Shares	0.34%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.51% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.57 and $2.59, respectively.
3	“Actual” expense information for the Fund's Class R6 Shares is for the period from May 29, 2019 (date of initial investment) to September 30, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.34% multiplied by 125/365 (to reflect the period from initial investment to September 30, 2019). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation business affairs and for exercising all the Corporation powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Corporation comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Ultrashort Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and three-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
CUSIP 31417P817
29303 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $67,530

Fiscal year ended 2018 - $72,152

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $4,690

Fiscal year ended 2018 - $0

Fiscal year ended 2019- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $26,413 and $31,397 respectively. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $605,437

Fiscal year ended 2018 - $1,158,151

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019